CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 221	$ 220
Accounts receivable and other current assets (Note 5)		1,714	1,886
Prepaid expenses		195	182
Inventories		679	685
Regulatory assets (Note 6)		757	823
Total current assets		3,566	3,796
Other assets		1,732	1,653
Regulatory assets (Note 6)		3,865	3,808
Property, plant and equipment, net		49,505	49,456
Intangible assets, net		1,638	1,661
Goodwill		12,483	13,112
Total assets		72,789	73,486
Current liabilities
Short-term borrowings (Note 7)		363	98
Accounts payable and other current liabilities		2,914	3,353
Regulatory liabilities (Note 6)		502	595
Current installments of long-term debt (Note 7)		2,383	1,990
Total current liabilities		6,162	6,036
Regulatory liabilities (Note 6)		3,722	3,696
Deferred income taxes		4,973	5,020
Long-term debt (Note 7)		30,723	31,224
Finance leases		341	343
Other liabilities		1,274	1,314
Total liabilities		47,195	47,633
Commitments and contingencies (Note 14)
Equity
Common shares	[1]	15,857	15,589
Preference shares		1,623	1,623
Additional paid-in capital		6	8
Accumulated other comprehensive income		1,045	2,067
Retained earnings		5,095	4,521
Shareholders' equity		23,626	23,808
Non-controlling interests		1,968	2,045
Total equity		25,594	25,853
Total liabilities and equity		$ 72,789	$ 73,486

[1]	No par value. Unlimited authorized shares. 503.6 million and 499.3 million issued and outstanding as at June 30, 2025 and December 31, 2024, respectively.